Related Party Transactions (Details) - USD ($)	Dec. 31, 2016	Dec. 31, 2015
Related Party Transaction [Line Items]
Due from related parties	$ 248,866	$ 675,623
Shandong Luk Information Technology Co., Ltd. [Member]
Related Party Transaction [Line Items]
Due from related parties		448,339
Beijing Taiying Anrui Holding Co.,Ltd. [Member]
Related Party Transaction [Line Items]
Due from related parties	50,811	15,406
Chongqing Shenggu Human Resources Co., Ltd. Member]
Related Party Transaction [Line Items]
Due from related parties	$ 198,055	$ 211,878